COMPANY OVERVIEW AND GOING CONCERN (Details Narrative) - USD ($)				3 Months Ended						9 Months Ended		12 Months Ended
	Jan. 15, 2021	Jan. 15, 2021	Jan. 07, 2021	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net loss				$ 3,339,513	$ (6,104,831)	$ (526,819)	$ (224,406)	$ (2,664,795)	$ (130,397)	$ (3,292,137)	$ (3,019,598)	$ (3,316,192)	$ (757,462)	$ (1,255,497)
Accumulated deficit				33,393,365						33,393,365		6,953,358	3,637,166	2,879,704
Working capital deficit				(5,408,839)						(5,408,839)			2,482,996
Accumulated deficit				(33,393,365)						$ (33,393,365)		(6,953,358)	$ (3,637,166)	$ (2,879,704)
Common Stocks [Member]
Common stock issued for cash, shares													16,667	266,667
Common Stock [Member]
Common stock issued for cash, shares													16,667	266,667
Net loss				$ 0	$ 0	$ 0	$ 0	$ 0	$ 0			$ 0	$ 0	$ 0
Giv Bux Global Partners Inc [Member]
Reverse stock split	1-for-20	1-for-20
Common stock issued for cash, shares	78,125,000	78,125,000	78,125,000
Ownership percentage			100.00%
Giv Bux Global Partners Inc [Member] | Common Stocks [Member]
Common stock issued for cash, shares	74,218,050
Giv Bux Global Partners Inc [Member] | Common Stock [Member]
Common stock issued for cash, shares		74,218,050